UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period:  May 31, 2008

Item 1. Schedule of Investments.

Fusion Global Long Short Fund
Schedule of Investments
May 31, 2008 (Unaudited)

Exchange Traded Funds 57.86%	Shares	Market Value
iShares Lehman 20+ Year Treasury Bond Fund	24,000	$ 2,166,720
iShares Russell 1000 Growth Index Fund	27,000	1,602,450
iPath Dow Jones-AIG Commodity Index	20,000	1,310,000
iShares MSCI EAFE Index Fund	14,000	1,075,200
iShares Lehman TIPS Bond Fund	9,000	960,570
iShares Russell 2000 Growth Index Fund	10,000	807,400
iShares Russell 1000 Value Index	10,000	763,200
iShares MSCI Emerging Markets Index Fund	3,500	529,095
iShares S&P GSCI Commodity-Indexed Trust	5,000	339,500
Total Exchange Traded Funds (Cost $9,001,125)		9,554,135

Short-Term Investments 42.56%
AIM STIT - STIC Prime Portfolio	1,756,895	1,756,895
Fidelity Institutional Money Market Portfolio	1,756,895	1,756,895
Short Term Treasury Investment	1,756,895	1,756,895
AIM Liquid Assets	1,756,895	1,756,895
Total Short-Term Investments (Cost $7,027,580)		7,027,580

Total Investments 100.42% (Cost $16,028,705)		16,581,715
Liabilities, less Other Assets (0.42)%		(68,890)
Net Assets 100.00%		$ 16,512,825

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

Cost of investments	$ 16,028,705
Gross unrealized appreciation	600,760
Gross unrealized depreciation	(47,750)
Net unrealized appreciation	$ 553,010

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
31, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/  Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By       /s/  Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    July 25, 2008